                                 MORGAN STANLEY
                          INDIA INVESTMENT FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs               James W. Grisham
CHAIRMAN OF THE BOARD         VICE PRESIDENT
OF DIRECTORS                  Michael F. Klein
Warren J. Olsen               VICE PRESIDENT
PRESIDENT AND DIRECTOR        Harold J. Schaaff, Jr.
John Chu                      VICE PRESIDENT
DIRECTOR                      Joseph P. Stadler
Gerard la Hausse de Louviere  VICE PRESIDENT
DIRECTOR                      Valerie Y. Lewis
Gerard E. Jones               SECRETARY
DIRECTOR                      James R. Rooney
John A. Levin                 TREASURER
DIRECTOR                      Belinda A. Brady
Fergus Reid                   ASSISTANT TREASURER
DIRECTOR

---------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                            ------------------------

                                 MORGAN STANLEY
                                INDIA INVESTMENT
                                   FUND, INC.
                             ---------------------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the nine months ended September 30, 1996, the total return for the Morgan Stanley India Investment Fund, Inc. based on a net asset value per share, was -0.11% compared to 2.43% for the U.S. dollar adjusted Bombay Stock Exchange Sensitive Index (the "Index"). For the period since the Fund's inception on February 25, 1994 through September 30, 1996, the Fund's total return based on net asset value per share was -35.92% compared to -33.07% for the Index. On September 30, 1996, the closing price of the Fund's shares on the New York Stock Exchange was $8.75, representing a 1.7% discount to the net asset value per share.

For the three months ended September 30, 1996, the U.S. dollar adjusted BSE National Index and the broad CRISIL-500 Index declined by 17% and 21.7%, respectively. For the same period, the Fund had a total return, based on net asset value per share, of -19.46%. The Fund's underperformance is basically due to its weighting in mid-cap stocks where valuations have dropped dramatically in this bear market. People have questioned our mid-cap bias, but, we continue to firmly believe that any sustainable market rise can only be sparked by domestic participation and this participation will be focused primarily on mid-caps. Even small amounts of buying can spark large price movements in the mid-cap universe and this is what we expect to happen.

MARKET

Going through this tough, grinding 24-month bear market, one tends to forget that the Indian economy has never performed better. The country, on the verge of bankruptcy in 1991, has gone through the quickest and least painful structural adjustment/stabilization program in IMF/ World Bank history. The economic reforms have delivered all that they promised and more. GIP growth rates are up from 1.2% (91-92) to 7% (95-96), foreign currency reserves are up from $1 billion (91-92) to $18.8 billion (Sept. 96), exports have been growing at over 20% per annum the last 3 years and industrial growth has moved from -2% to 12.2% (95-96). The corporate sector has absolutely dazzled with earnings compounding at 41% per annum over 93-96. Foreign Direct Investment has also nearly doubled every year, rising from $150 million in 1991 to $2.3 billion in 96.

The basic point being made is that this market has not declined due to weak fundamentals, or some type of macro economic crisis. Which leads one to ask why has the market declined in the face of such excellent fundamentals? In hindsight there seems to be 3 distinct reasons.

1)  Past Performance

Prior to 1995, India had 5 consecutive positive years (90-94 both inclusive) rising between 13% - 25% in dollar terms each year. Therefore the equity cult was overdone, retail investors felt that stocks meant guaranteed profits and there was far too much interest in stocks. In hindsight, the market seemed ripe for a correction.

2)  High Real Interest Rates

Over the last 2 years the market has also been affected by real interest rates reaching record levels of 14 - 15% for AAA borrowers. This combined with a total absence of liquidity in the financial system proved to be a real drag on the stock market. The stock markets were doubly affected as another important source of market liquidity, (the carry forward system) was abolished. These tight liquidity conditions caused the domestic investor base to liquidate financial assets across the board.

3)  Slowdown of reforms

While the reform program has achieved a great deal, it is still incomplete and many important hard decisions are still to be taken. Over the last 2 years a clear feeling has developed that the reform program has got stuck and that no new decisions, fundamental or structural in nature, are being taken. This, combined with political uncertainty, has led to a loss of confidence among many investors. Whatever be the reason for the decline, the fact remains that India is today the cheapest market in Asia, trading at 10 times estimated March 1997 earnings with earnings growth estimated at 20% over the next 3 years. We also firmly believe that this correction is overdone and is setting the stage for another extended bull run (like the one we saw in 90-94)

MARKET OUTLOOK:

The market needs the participation of the domestic investor to stage a substantial rally, and for the domestic investor to regain confidence he needs a rally to begin which he could jump on to in the second stage. There are four possible catalysts for this rally:

1)  LOWER INTEREST RATES

The new credit policy makes it clear that interest rates are headed lower and that liquidity in the financial system will improve dramatically. We expect prime lending rates of the banks to fall by 150 basis points and a similar fall in long term rates. This improved liquidity should eventually reverse the liquidation of financial assets observed over the past 2 years.

2)  NATIONAL DEPOSITORY

The setting up of a depository in the first quarter of 1997 should spark large overseas flows into the secondary markets from investors currently unwilling to deal with India's existing antiquated paper based settlement system. Large amounts of money presently invested in GDRs may also make this transition.

3)  BUYBACK OF SHARES

Given the extremely low valuations prevailing at present, if permitted, this measure may trigger a series of buyback programs from large Indian corporations removing large amount of stock from the market.

4)  KICKSTART OF REFORMS

The next budget is to be presented in February '97, and we expect the government to make some fundamental policy announcement on insurance, PSU privatization and the cutting of the fiscal deficit. If this were to happen, many investors would regain confidence about the India story.

All of the above are likely to occur over the next 3-6 months and therefore the outlook for the market beyond this horizon remains extremely positive.

Given the explosive nature of any rally in India and the difficulty in predicting when it will commence, the Fund remains nearly fully invested.

Our bias towards mid-caps continues, though we may suffer some short term underperformance, we believe this strategy will lead to superior outperformance once the rally is fully established. Attempts are being made to reduce the number of holdings (especially the inconsequential holdings). This portfolio consolidation exercise is taking longer than anticipated due to weak market conditions and investor disinclination towards mid-cap stocks.

Sincerely,

 [WARREN OLSEN SIGNATURE]
Warren J. Olsen
PRESIDENT AND DIRECTOR

[VINOD SETHI SIGNATURE]
Vinod Sethi
PORTFOLIO MANAGER

November 14, 1996

Morgan Stanley India Investment Fund, Inc.
Investment Summary as of September 30, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION (UNAUDITED)
                                                    TOTAL RETURN (%)
                       --------------------------------------------------------------------------
                           MARKET VALUE (1)        NET ASSET VALUE (2)         INDEX (1)(3)
                       ------------------------  -----------------------  -----------------------
                                      AVERAGE                  AVERAGE                  AVERAGE
                        CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                       ------------------------  -----------------------  -----------------------
FISCAL YEAR TO DATE         -4.11%          --        -0.11%         --         2.43%         --
ONE YEAR                   -15.66       -15.66%      -13.42      -13.42%      -11.53      -11.53%
SINCE INCEPTION*           -37.00       -16.30       -35.92      -15.75       -33.07      -14.32

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

                                                          NINE MONTHS ENDED
                               1994*      1995     SEPTEMBER 30, 1996 (UNAUDITED)
Net Asset Value Per Share       $13.99      $8.91                            $8.90
Market Value Per Share          $11.25      $9.13                            $8.75
Premium/(Discount)              -19.6%       2.5%                            -1.7%
Capital Gains Distributions      $0.17          -                                -
Fund Total Return (2)            0.72%    -36.31%                           -0.11%
Index Total Return (1)(3)**     -8.03%    -28.96%                            2.43%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The US dollar adjusted Bombay Stock Exchange (BSE) Sensitive Index is an index composed of 30 companies traded on the exchange which are weighted with respect to market importance.

 * The Fund commenced operations on February 25, 1994.

** Unaudited.

Morgan Stanley India Investment Fund, Inc.
Portfolio Summary as of September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Fixed Income Securities       0.4%
Equity Securities            97.3%
Short-Term Investments        2.3%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Automobiles                        17.3%
Banking                             6.0%
Chemicals                           5.2%
Energy Equipment & Services        13.2%
Financial Services                  5.5%
Health & Personal Care              8.8%
Machinery & Engineering             5.8%
Telecommunications                  5.2%
Textiles & Apparel                  4.8%
Transportation - Road & Rail        3.9%
Other                              24.3%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                               PERCENT OF
                                               NET ASSETS
                                             ---------------
       1.  Bharat Heavy Electricals Ltd.            10.4%
       2.  State Bank of India Ltd.                  5.0
       3.  Mahanagar Telephone Nigam Ltd.            4.7
       4.  Housing Development Finance Ltd.          4.7
       5.  Container Corp. of India Ltd.             3.9

                                               PERCENT OF
                                               NET ASSETS
                                             ---------------

       6.  Tata Engineering & Locomotive
             Ltd.                                    3.7%
       7.  Sundaram Fasteners Ltd.                   2.5
       8.  ITC Ltd.                                  2.4
       9.  MRF Ltd.                                  1.8
      10.  Madras Cements Ltd.                       1.8
                                             ---------------
                                                    40.9%
                                             ---------------
                                             ---------------

INVESTMENTS (UNAUDITED)
---------

SEPTEMBER 30, 1996

                                                                 VALUE
                                               SHARES            (000)

-----------------------------------------------------------------
-------------
INDIAN COMMON STOCKS (97.0%)
 (Unless otherwise noted)
-----------------------------------------------------------------
-------------
APPLIANCES & HOUSEHOLD DURABLES (1.4%)
  Bharat Pipes & Fittings Ltd.                512,020   U.S.$       46
  Blow Plast Ltd.                             454,200              911
  IFB Industries Ltd.                             175
  Kelvinator Ltd.                                 775                1
  Kunstoffe Industries Ltd.                   178,600               20
  Peico Electronics & Electric Ltd.           662,950            1,692
  Punjab Anand Lamp Industries Ltd.           227,000              127
  Supreme Industries Ltd.                     220,950            1,382
  Symphony Comfort Systems Ltd.                 7,700                3
  TVS Whirlpool Ltd.                           53,400               16
  VIP Industries Ltd.                         161,900              249
                                                        --------------
                                                                 4,447
                                                        --------------
-----------------------------------------------------------------
-------------
AUTOMOBILES (17.3%)
  Apollo Tyres Ltd.                           511,275            1,649
  Apollo Tyres Ltd. (Rights)                      245               --
  Apollo Tyres Ltd. (Warrants)                141,833              216
  Ashok Leyland Ltd.                          370,580            1,107
  Autolec Industries Ltd.                     241,064              412
  Autolite Ltd.                               132,670              375
  Bajaj Tempo Ltd. (Rights)                    48,766              466
  Castrol Ltd.                                 70,650              819
  Ceat Tyres Ltd.                             833,547            1,824
  Elgi Tyres & Tread Ltd.                     139,500            1,115
  Engine Values Ltd.                           71,050              538
  Escorts Ltd.                                121,200              303
  Harig Crankshafts Ltd.                      189,400               29
  Hero Honda Ltd.                             268,402            1,882
  Hitech Gears Ltd.                            94,000              125
  Invel Transmissions Ltd.                        600                1
  Jay Bharat Maruti Ltd.                       92,800               79
  LML Ltd.                                    261,000              377
  Lumax Automatic Parts Industries Ltd.       295,300              646
  Modi Rubber Ltd.                                400                1
  Motherson Sumi Systems Ltd.                 223,938              835
  Motherson Sumi Systems Ltd. (Rights)            120               --
  Motor Industries Co. Ltd.                    18,405            3,666
  MRF Ltd.                                     73,250            5,856
  Nippondenso India Ltd.                      648,000            2,181
  O.E.N. Connectors Ltd.                      177,526              205
  Pan Auto Ltd.                               300,000               30
  Patheja Forgings and Auto Ltd.              325,000              454
  Premier Instruments Ltd.                    245,987              987
  Punjab Tractors Ltd.                        141,835            2,948
  Rane Madras Ltd.                            173,550            1,940
  Rico Auto Industries Ltd.                   221,000              484
  S.K.F. Bearings Ltd.                         34,925            2,425
  Sona Steering System Ltd.                       400                1
  Subros Auto Ltd.                            159,395              715
  Sundaram Abex Ltd.                           27,550              162
  Sundaram Brake Ltd. (Warrants)                2,850               16
  Sundaram Fasteners Ltd.                     481,150            8,098
  Tata Engineering & Locomotive Ltd.          946,163           11,830
  VST Tillers & Tractors Ltd.                 173,000              365
                                                        --------------
                                                                55,162
                                                        --------------
-----------------------------------------------------------------
-------------

                                                                 VALUE
                                               SHARES            (000)

---------------------------------------------------------
------------
BANKING (6.0%)
  Federal Bank Ltd.                               600   U.S.$        2
  Federal Bank Ltd. -- New                    139,000              526
  Federal Bank Ltd. (Rights)                      100               --
  HDFC Bank Ltd.                            1,067,100            1,085
  Oriental Bank of Commerce Ltd.              841,100            1,545
  State Bank of India Ltd.                  2,239,420           15,878
                                                        --------------
                                                                19,036
                                                        --------------
-----------------------------------------------------------------
-------------
BEVERAGES (2.4%)
  ITC Ltd.                                    896,048            7,547
  McDowell & Co. Ltd.                             300               --
                                                        --------------
                                                                 7,547
                                                        --------------
-----------------------------------------------------------------
-------------
BROADCASTING & PUBLISHING (1.7%)
  Navneet Publications Ltd.                   233,100              955
  New Delhi Television Ltd.                   333,300            1,262
  Srishti Video Corp. Ltd.                    225,000               94
  Tamil Nadu Newsprint & Paper Ltd.           500,000              715
  Tata Press Ltd.                             150,600            1,297
  Zee Telefilms Ltd.                          250,800              938
                                                        --------------
                                                                 5,261
                                                        --------------
-----------------------------------------------------------------
-------------
BUILDING MATERIALS & COMPONENTS (3.8%)
  Associated Cement Co. Ltd.                   31,238            1,559
  Bell Ceramics Ltd.                          524,750              197
  Bell Ceramics Ltd. (Rights)                   1,455               --
  Dalmia Cement Ltd.                          124,850            1,103
  Gujarat Sidhee Cement Ltd.                2,500,000              375
  India Cements Ltd. GDR                      170,000              510
  ITW Signode India Ltd.                      574,950            1,246
  Madras Cements Ltd.                          19,665            5,791
  Murudeshwar Ceramics Ltd.                   346,700              506
  Orissa Cement Ltd.                           86,660              365
  Priyadarshini Cement Ltd.                   240,750              172
  Shree Cements Ltd.                          224,050              166
  Somani Cement Co. Ltd.                      200,000               54
                                                        --------------
                                                                12,044
                                                        --------------
-----------------------------------------------------------------
-------------
CHEMICALS (5.1%)
  Asian Paints Ltd.                           235,980            2,216
  Atul Products Ltd.                          345,471              346
  Chemox Chemicals Ltd.                       250,000              123
  Chemox Chemicals Ltd. -- New                193,800               95
  Chemplast Sanmar Ltd.                        41,668               61
  Colour Chem Ltd.                             19,562            1,125
  E.I.D. Parry Ltd. GDR                        94,320              170
  Gujarat Narmada Valley Fertilizers
    Ltd.                                      477,400              321
  Gujarat Narmada Valley Fertilizers
    Ltd. GDR                                  212,000              821
  Hindustan Organic Chemicals Ltd.            554,600              537
  Hoechst Schering Agrevo Ltd.                225,400            3,572
  ICI India Ltd.                              484,400            2,307
  Indian Dyestuff Industries Ltd.              60,095               19
  Indian Organic Chemical Ltd.                679,050              324
  Indian Petro Chemical Corp. Ltd.            611,100            1,907
  Indian Petro Chemical Corp. Ltd. GDR         22,000              258
-----------------------------------------------------------------
-------------

                                                                 VALUE
                                               SHARES            (000)
---------------------------------------------------------
------------
CHEMICALS (CONTINUED)
  Indo Gulf Fertilizer & Chemical Ltd.
    -- New                                        100   U.S.$       --
  ITC Agrotech Co. Ltd.                           100               --
  ITC Agrotech Co. Ltd. (Rights)               95,800               --
  Jaysynth Dyechem Ltd.                       340,500              301
  Metrochem Industries Ltd.                   150,700              132
  MSL Industries Ltd.                         208,300              436
  MSL Industries Ltd. -- New                   62,000              130
  National Organic Chemical Industries
    Ltd.                                           10               --
  Reliance Industries Ltd.                     43,002              230
  Sandoz Exports Ltd.                          25,000              165
  Sudarshan Chemicals Ltd.                    234,957              758
  Tainwala Chemicals & Plastics Ltd.           52,109               14
  Tamil Nadu Petrochemicals Ltd.                  200               --
                                                        --------------
                                                                16,368
                                                        --------------
-----------------------------------------------------------------
-------------
CONSTRUCTION & HOUSING (0.4%)
  Hindustan Construction Ltd.                 350,000              344
  Hindustan Sanitaryware Ltd.                  70,000              371
  Nagarjuna Construction Ltd.                 156,100              372
  Nagarjuna Construction Ltd. -- New           97,500              232
                                                        --------------
                                                                 1,319
                                                        --------------
-----------------------------------------------------------------
-------------
CONSUMER GOODS (0.1%)
  Titan Industries Ltd.                       149,200              419
                                                        --------------
-----------------------------------------------------------------
-------------
ELECTRICAL & ELECTRONICS (1.3%)
  AKG Acoustics (India) Ltd.                   81,300               34
  Asian Electronics Ltd.                      306,000            1,631
  Bajaj Electricals Ltd.                      146,300            1,838
  BPL Ltd.                                    670,600              697
  Centrum Electronics Ltd.                    200,000               16
                                                        --------------
                                                                 4,216
                                                        --------------
-----------------------------------------------------------------
-------------
ELECTRONIC COMPONENTS & INSTRUMENTS (3.2%)
  Datar Switchgear Ltd.                       280,400              750
  Fujitsu ICIM Ltd.                           655,365              276
  Infosys Technology Ltd.                     240,200            4,447
  Mastek Ltd.                                 171,400              595
  Modi Xerox Ltd.                             778,550            2,511
  Rolta India Ltd.                          1,089,000              443
  Samtel Colour Ltd.                          759,150              367
  S&S Power Switchgear Ltd.                   226,105              728
  Vikas Hybrids & Electronics Ltd.                175               --
                                                        --------------
                                                                10,117
                                                        --------------
-----------------------------------------------------------------
-------------
ENERGY EQUIPMENT & SERVICES (13.2%)
  Bharat Heavy Electricals Ltd.             6,620,000           33,193
  Crompton Greaves Ltd.                     1,000,330            4,651
  Jyoti Structure Ltd.                        148,450              695
  KEC International Ltd.                      546,857            1,042
  Kirloskar Oil Engine Ltd.                   380,940              727
  Modern Malleables Ltd. -- New               420,000              186
  Shiram Honda Power Equipment Ltd.           302,065            1,199
  Uniflex Cables Ltd.                         287,400              256
                                                        --------------
                                                                41,949
                                                        --------------
-----------------------------------------------------------------
-------------
ENERGY SOURCES (0.3%)
  Residential Photovoltaics Ltd.              200,000              898
                                                        --------------
-----------------------------------------------------------------
-------------
                                                                 VALUE
                                               SHARES            (000)
---------------------------------------------------------
------------
FINANCIAL SERVICES (5.5%)
  Canfin Homes Ltd.                         1,011,050   U.S.$      397
  Housing Development Finance Corp. Ltd.      229,657           14,809
  ICICI Ltd.                                      430                1
  ICICI Ltd. -- New                            11,333               23
  Industrial Finance Corp India Ltd.        1,266,300            1,208
  SCICI Ltd.                                    1,200                1
  UTI Master Gain                           1,095,500              323
  UTI MasterShares                          1,940,810              731
                                                        --------------
                                                                17,493
                                                        --------------
-----------------------------------------------------------------
-------------
FOOD & HOUSEHOLD PRODUCTS (0.5%)
  American Dry Fruits Ltd.                    538,500              166
  Aruna Sugars & Enterprises Ltd.              11,800                4
  Brooke Bond Lipton Ltd.                         650                6
  Dhampur Sugar Mills Ltd.                    200,000              314
  Sakthi Sugar Ltd.                           164,665              128
  Thiru Arooran Sugars Ltd.                   264,500              594
  Umred Agro Complex Ltd.                     124,500               10
  Vadilal Industries Ltd.                     250,000               62
  Western Hatcheries Ltd.                     237,933              202
                                                        --------------
                                                                 1,486
                                                        --------------
-----------------------------------------------------------------
-------------
FOREST PRODUCTS & PAPER (1.1%)
  Andrah Paper Ltd.                            19,615              658
  Ballarpur Industries Ltd.                   603,042            1,281
  ITC Bhadrachalam Paperboards Ltd.           200,000              432
  Paper Products Ltd. -- New                  218,900              774
  Pudumjee Ltd.                               221,600              257
                                                        --------------
                                                                 3,402
                                                        --------------
-----------------------------------------------------------------
-------------
HEALTH & PERSONAL CARE (8.8%)
  Apollo Hospitals Enterprises Ltd.           500,000              461
  Cipla Ltd.                                  233,300            2,466
  Clariant (India) Ltd.                        25,000              100
  Crossland Research Labs Ltd.                371,000            2,029
  E. Merck (India) Ltd.                       406,400            1,824
  Godrej Soaps Ltd. -- New                    586,550              679
  Hoechst India Ltd.                          560,200            4,321
  Indian Shaving Products Ltd.                196,706            1,744
  Lakme Ltd.                                  258,450            2,797
  Marico Industries Ltd.                      285,400            2,045
  Nicholas Piramal India Ltd.                 280,300              837
  Pfizer Ltd.                                 383,250            2,236
  Ranbaxy Labs Ltd. (Warrants)                 40,000              539
  Searle (India) Ltd.                         300,000              711
  Smithkline Beecham Pharmaceutical Ltd.      218,000            1,761
  Sun Pharmaceutical Industries Ltd.          444,100            2,728
  TTK Biomed Ltd.                             143,700               97
  Unichem Labs Ltd.                           162,700              767
                                                        --------------
                                                                28,142
                                                        --------------
-----------------------------------------------------------------
-------------
INDUSTRIAL COMPONENTS (1.5%)
  BOC India Ltd.                              331,500              521
  Carborondum Universal Ltd.                  493,300            2,228
  Chicago Pneumatic India Ltd.                277,040            2,168
  OCL India Ltd. (Rights)                      28,886                4
                                                        --------------
                                                                 4,921
                                                        --------------
-----------------------------------------------------------------
-------------

                                                                 VALUE
                                               SHARES            (000)
---------------------------------------------------------
------------
LEISURE & TOURISM (0.4%)
  Indian Hotels Co. Ltd.                           50   U.S.$        1
  ITC Hotels Ltd.                             317,100            1,041
  Kamat Hotels India Ltd.                     300,000              178
                                                        --------------
                                                                 1,220
                                                        --------------
-----------------------------------------------------------------
-------------
MACHINERY & ENGINEERING (5.8%)
  Advani-Oerlikon Ltd.                        300,585            1,012
  Ahmednagar Forgings Ltd.                    166,100              297
  Artson Engineering Ltd.                     204,293              117
  Bharat Forge Co. Ltd.                       633,518            1,853
  Esab India Ltd.                             564,300            1,266
  Graphite India Ltd.                         272,500              576
  Indian Seamless Metal Tubes Ltd.            424,480              453
  Ingersoll Rand (India) Ltd.                   6,650               62
  Kabra Extrusion Technik Ltd.                153,000              339
  Lakshmi Machine Works Ltd.                        5                1
  Lakshmi Synthetic Machinery Ltd.            152,400              192
  M.M. Forgings Ltd.                           35,800               33
  Praj Industries Ltd.                        153,200              309
  Revathi-CP Equipment Ltd.                    60,650              746
  Siemens Ltd.                                137,650            2,047
  Thermax Ltd.                                472,500            5,494
  Wartsila Diesel Ltd.                        429,500            3,642
                                                        --------------
                                                                18,439
                                                        --------------
-----------------------------------------------------------------
-------------
METALS -- NON-FERROUS (0.1%)
  Pennar Aluminum Co. Ltd.                  1,632,800              275
                                                        --------------
-----------------------------------------------------------------
-------------
METALS -- STEEL (0.4%)
  India Seamless Steel & Alloy Ltd.           905,800              152
  Isibars Ltd.                                500,000              512
  Mukand Iron & Steel Works Ltd.               11,416               35
  Panchmahal Steels Ltd.                      197,700              111
  Sesa Goa Ltd.                                    70               --
  Sesa Goa Ltd. -- New                          2,014               11
  Sesa Goa Ltd. (Rights)                           10               --
  Shri Ishar Alloy Steels Ltd.                369,500              114
  Tata SSL Ltd.                                62,550              130
  Tata SSL Ltd. -- New                         13,800               29
  Tata Iron & Steel Co. Ltd.                    1,166                6
  Uttam Galva Steels Ltd.                     653,550              219
                                                        --------------
                                                                 1,319
                                                        --------------
-----------------------------------------------------------------
-------------
MISCELLANEOUS MATERIALS & COMMODITIES (1.0%)
  Alpha Geo Ltd.                               68,700               13
  Control Print (India) Ltd.                   75,000               17
  Control Print (India) Ltd. -- New            27,500                6
  Cosmo Films Ltd.                            209,900              291
  Essel Packaging Ltd.                        368,100            1,342
  Flex Industries Ltd.                            428                1
  Flex Industries Ltd. (Rights)                 9,342               --
  Flex Industries Ltd. (Warrants)              53,939              121
  Garware Plastics & Polyester Ltd.           397,789            1,063
  Pearl Polymers Ltd.                         338,300              125
  PVD Plastic Mouldings Industries Ltd.       147,400               34
  Sharp Industries Ltd.                           700               --
  Su-Raj Diamonds Ltd.                             50               --
  Uniworth International Ltd.                     500               --
  Vesuvius (India) Ltd.                        20,000               33
  Vippy Solvex Products Ltd.                  250,000               41
                                                        --------------
                                                                 3,087
                                                        --------------
-----------------------------------------------------------------
-------------
                                                                 VALUE
                                               SHARES            (000)

---------------------------------------------------------
------------
MULTI-INDUSTRY (1.0%)
  Grasim Industries Ltd.                        3,955   U.S.$       43
  Indian Rayon & Industries Ltd.                   50               --
  Indian Rayon & Industries Ltd. GDS           50,000              500
  Indian Rayon & Industries Ltd. GDS --
    New                                         8,900               87
  Kothari Sugars & Chemicals Ltd.             191,700              110
  Larsen & Toubro Ltd.                          1,350                9
  Ramco Ltd.                                   42,800            1,171
  S&S Industries & Enterprises Ltd.           580,820              147
  SKS Ltd.                                    100,000               26
  Standard Industries Ltd.                    121,366               33
  Straw Products Ltd.                         357,483              589
  VXL Ltd.                                    712,810              385
                                                        --------------
                                                                 3,100
                                                        --------------
-----------------------------------------------------------------
-------------
RECREATION, OTHER CONSUMER GOODS (0.4%)
  Tube Investments of India Ltd.              198,133              470
  Tube Investments of India Ltd. GDR          283,316              708
                                                        --------------
                                                                 1,178
                                                        --------------
-----------------------------------------------------------------
-------------
TELECOMMUNICATIONS (5.2%)
  Indian Telephone Industries Ltd.            832,700              207
  Mahanagar Telephone Nigam Ltd.            2,592,900           14,965
  Punjab Wire Ltd.                            138,700              265
  Videsh Sanchar Nigam Ltd.                    35,000            1,001
                                                        --------------
                                                                16,438
                                                        --------------
-----------------------------------------------------------------
-------------
TEXTILES & APPAREL (4.8%)
  A.P. Rayon Ltd.                             231,575              260
  Arun Processors Ltd.                        176,000               14
  Bata India Ltd.                             120,150              198
  Century Textiles & Industries Ltd. GDR        6,500              536
  Coates of India Ltd.                        238,150            1,181
  Cosmos Leather Exports Ltd.                 325,000               41
  DCL Polyesters Ltd.                         899,650              309
  Delta Industries Ltd.                       380,000              261
  G.T.N. Textiles Ltd.                        257,500              484
  Indo Rama Synthetics Ltd.                 1,114,922              985
  Indo Rama Synthetics Ltd. -- New            309,423              273
  Indo Rama Synthetics Ltd. (Rights)              302               --
  J.K. Synthetics Ltd.                      2,093,216              875
  Mahavir Spinning Mills Ltd.                 491,000              930
  Maral Overseas Ltd.                         650,600              356
  Modi Threads Ltd.                           662,300               31
  Precot Mills Ltd. -- New                     66,777              174
  Priyadashini Spinning Ltd.                    2,450                1
  Raymond Ltd.                                387,550            2,432
  Raymond Ltd. GDR                            202,000            2,626
  Raymond Ltd. -- New                          52,500              330
  Sanotgen Ltd.                               272,800               27
  Shree Rajasthan Syntex Ltd.                 266,550              164
  SIV Industries Ltd. GDR                     313,500              627
  SRF Ltd.                                    665,119              562
  Super Spinning Mills Ltd.                   200,357              450
  Vardhaman Polytex Ltd.                      282,600              180
  Vardhaman Spinning & General Mills
    Ltd.                                      373,500              629
  Viral Syntex Ltd.                           250,000              185
  Woolworth India Ltd.                          1,120                1
                                                        --------------
                                                                15,122
                                                        --------------
-----------------------------------------------------------------
-------------

                                                                 VALUE
                                               SHARES            (000)

-----------------------------------------------------------------
-------------
TRANSPORTATION -- ROAD & RAIL (3.9%)
  Container Corp. of India Ltd.             2,061,600   U.S.$   12,550
                                                        --------------
-----------------------------------------------------------------
-------------
TRANSPORTATION -- SHIPPING (0.4%)
  Great Eastern Shipping Ltd.               1,204,500            1,191
  Great Eastern Shipping Ltd. GDR              20,000               95
  Mercator Lines Ltd.                         188,200               43
                                                        --------------
                                                                 1,329
                                                        --------------
-----------------------------------------------------------------
-------------
UTILITIES -- ELECTRICAL & GAS (0.0%)
  Andhra Valley Power Supply Co. Ltd.             200                1
  Tata Hydro Electric Power Supply Co.
    Ltd.                                          450                1
                                                        --------------
                                                                     2
                                                        --------------
-----------------------------------------------------------------
-------------
TOTAL INDIAN COMMON STOCKS
  (Cost U.S. $432,244)                                         308,286
                                                        --------------
-----------------------------------------------------------------
-------------
                                                 FACE
                                               AMOUNT
                                                (000)
---------------------------------------------------------
------------
FIXED INCOME SECURITIES (0.4%)
---------------------------------------------------------
------------
CHEMICALS (0.1%)
  MSL Industries Ltd. 16.00%, 7/31/00      INR     62              125
                                                        --------------
-----------------------------------------------------------------
-------------
CONSTRUCTION & HOUSING (0.1%)
  Nagarjuna Construction Ltd. 14.90%,
    3/1/97                                         98              226
                                                        --------------
-----------------------------------------------------------------
-------------
CONSUMER GOODS (0.0%)
  Srishti Video Corp. Ltd. 12.00%,
    11/12/96                                      225               78
                                                        --------------
-----------------------------------------------------------------
-------------
METALS -- STEEL (0.0%)
  Tata SSL Ltd. 14.00%, 12/6/02                    14               15
                                                        --------------
-----------------------------------------------------------------
-------------

                                                 FACE
                                               AMOUNT            VALUE
                                                (000)            (000)
---------------------------------------------------------
------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.2%)
  Garware Plastics & Polyester Ltd.
    16.00%, 5/1/05                         INR    277   U.S.$      691
                                                        --------------
-----------------------------------------------------------------
-------------
TOTAL FIXED INCOME SECURITIES
  (Cost U.S. $1,720)                                             1,135
                                                        --------------
-----------------------------------------------------------------
-------------
SHORT-TERM INVESTMENT (0.3%)
---------------------------------------------------------
------------
REPURCHASE AGREEMENT (0.3%)
  Chase Securities, Inc. 5.40%, dated
   9/30/96, due 10/1/96, to be
   repurchased at U.S.$1,066,
   collateralized by U.S.$785 United
   States Treasury Notes 10.625%, due
   8/15/15, valued at U.S.$1,080 (Cost
   U.S. $1,066)                           U.S.$ 1,066            1,066
                                                        --------------
-----------------------------------------------------------------
-------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (2.0%)
  Indian Rupee (Cost U.S. $6,306)         INR 224,811            6,306
                                                        --------------
-----------------------------------------------------------------
-------------
TOTAL INVESTMENTS (99.7%)
  (Cost U.S. $441,336)                                         316,793
                                                        --------------
-----------------------------------------------------------------
-------------
OTHER ASSETS AND LIABILITIES (0.3%)
  Other Assets                            U.S.$ 8,786
  Liabilities                                  (7,686)           1,100
                                          -----------   --------------
-----------------------------------------------------------------
-------------
NET ASSETS (100%)
  Applicable to 35,707,092, issued and outstanding
    U.S. $0.01 par value shares (100,000,000 shares
    authorized)                                         U.S.$  317,893
                                                        --------------
                                                        --------------
-----------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                               U.S.$     8.90
                                                        --------------
                                                        --------------
-----------------------------------------------------------------
-------------

GDR -- Global Depositary Receipt.

GDS -- Global Depositary Shares.

NCD -- Non Convertible Debentures.

                                       9